Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
(Loss)/income before income tax expenses
(Loss)/income before income tax expenses, Overseas entities		¥ 2,606	¥ 3,637	¥ (2,792)
(Loss)/income before income tax expenses, PRC entities		(515,768)	(325,820)	(92,028)
Total		(513,162)	(322,183)	(94,820)
Current income tax expenses, Overseas entities		1,926	5,005	6,923
Current income tax expenses		1,926	5,005	6,923
Deferred income tax benefit, Overseas entities		(199)		(41)
Deferred income tax benefit, PRC entities		(111)	(102)
Deferred income tax benefit		(310)	(102)	(41)
Income tax expenses/(benefit), Overseas entities		1,727	5,005	6,882
Income tax expenses/(benefit), PRC entities		(111)	(102)
Income tax expenses/(benefit)	$ 233	¥ 1,616	¥ 4,903	¥ 6,882